Average Annual Total Returns		12 Months Ended	18 Months Ended
	Jun. 09, 2025	Dec. 31, 2024	Dec. 31, 2024
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		12.38%	18.68%
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		24.51%	21.99%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		33.36%	29.77%
Principal Focused Blue Chip ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		20.64%	24.29%
Performance Inception Date	Jul. 12, 2023
Principal Focused Blue Chip ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		20.31%	24.01%